Bank Loan - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 14.6
Senior Secured Debt, as defined	536.9
Bank EBITDA, as defined	833.7
Financing and interest expenses, as defined	$ 104.3
Position as at December 31, 2018
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.64
Interest Coverage (Minimum Ratio)	8.00
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	2